Commitments and Contingencies (Details Textual) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016
Commitments and Contingencies (Textual)
Rent expense		$ 14,330	$ 10,870	$ 28,660	$ 10,870	$ 29,129